Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Financial assets measured at fair value through profit or loss (including current and noncurrent)	$ 15,350	$ 16,013
Financial assets measured at fair value through other comprehensive income	279	410
Measured at amortized cost:
Cash and cash equivalents	221,581	336,024	$ 184,938	$ 101,055
Financial asset at amortized cost	8,314	26,013
Accounts receivable and other receivables (including related parties)	261,148	410,211
Restricted deposit (including current and noncurrent)	434,903	221,946
Total financial assets	1,120,749	1,187,368
Financial assets at amortised cost, category
Measured at amortized cost:
Cash and cash equivalents	221,581	336,024
Financial asset at amortized cost	8,314	26,013
Accounts receivable and other receivables (including related parties)	268,418	423,357
Restricted deposit (including current and noncurrent)	369,332	154,136
Refundable deposits (including current and noncurrent)	237,475	231,415
Subtotal	$ 1,105,120	$ 1,170,945